SCHEDULE OF FUTURE AMORTIZATION EXPENSES FOR DISTRIBUTION CHANNELS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2023 (remaining)	$ 50,886
2024	136,911	$ 213,983
2025	4,962	144,510
2026	4,962	5,562
2027	1,085	5,562
Thereafter		1,309
Total	$ 198,806	$ 370,926